Fair Value Measurements - Schedule of Reconciliation of Activity and Changes in Fair Value for Company's Convertible Loans and Redeemable Convertible Preferred Stock Warrant Liability (Details) - USD ($)
$ in Thousands
	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible Notes at Fair Value
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 29,096	$ 11,681
Issuance of convertible notes		4,191
Conversion of convertible notes to preferred shares		(10,257)	$ (353)
Conversion of PFG liability to convertible note		11,197
Payments of borrowings on convertible notes	(35)
Change in fair value	6,045	12,284	328
Ending Balance	35,106	29,096	11,681
Preferred Shares Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	51	9
Change in fair value	(40)	42	(26)
Ending Balance	11	51	9
SAFE Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	24,714	19
Issuance of convertible notes		11,839
Issuance of SAFE notes	3,716
Conversion of related party notes to SAFE	4,354
Change in fair value	24,061	12,856	(18)
Ending Balance	56,845	24,714	19
GEM Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	2,963	435
Change in fair value	8,434	2,528	(215)
Ending Balance	$ 11,397	$ 2,963	$ 435